Cover	Dec. 11, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 11, 2023
Entity File Number	001-41182
Entity Registrant Name	Sagaliam Acquisition Corp.
Entity Central Index Key	0001855351
Entity Tax Identification Number	86-3006717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Barry Kostiner
Entity Address, Address Line Two	1490 N.E. Pine Island Rd
Entity Address, Address Line Three	Suite 5-D
Entity Address, City or Town	Cape Coral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33909
City Area Code	(213)
Local Phone Number	616-0011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock Par Value 0. 0001 Per Share And Right [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and right
Trading Symbol	SAGAU
Security Exchange Name	NASDAQ
Class Common Stock Included As Part Of Units [Member]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	SAGA
Security Exchange Name	NASDAQ
Rights Included As Part Of Units [Member]
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	SAGAR
Security Exchange Name	NASDAQ